Supplementary Financial Statements Information - Schedule of Revenue by Timing of Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Timing of Revenue Recognition [Line Items]
Total	$ 2,627,124	$ 2,218,434	$ 2,110,447
Products and services transferred over time [Member]
Schedule of Revenue by Timing of Revenue Recognition [Line Items]
Total	2,277,643	1,852,193	1,749,466
Products transferred at a point in time [Member]
Schedule of Revenue by Timing of Revenue Recognition [Line Items]
Total	$ 349,481	$ 366,241	$ 360,981